Loans - Recorded Investment in Nonaccrual Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Total nonaccrual and nonperforming loans	6,356	8,301
Total nonaccrual loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	6,356	8,301
Real estate [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Total nonaccrual and nonperforming loans	2,195	1,910
Real estate [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	1,243	446
Consumer [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		157
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	714	47
Commercial [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Other consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	113	736
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	2,082	4,996
Home equity lines of credit [Member] | Consumer [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		157
Home equity lines of credit [Member] | Consumer [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 9	$ 9